SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Disclosure (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Customer	Dec. 31, 2019 USD ($) Customer	Dec. 31, 2018 USD ($) Customer
Number of customer accounted company revenue | Customer	1	1	0
Number of customer accounted company account receivable | Customer	0	0
Foreign currency transaction loss, before tax | $	$ 2.1	$ 4.2	$ 7.6
Accounting Standards Update 2014-09 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Retained earnings | $	$ 14.9